Schedule of Investments (unaudited) December 31, 2019	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.8%
Arconic Inc.	1,129,054	$34,740,992
BWX Technologies Inc.	64,996	4,034,952
Curtiss-Wright Corp.	127,820	18,008,560
General Dynamics Corp.	701,626	123,731,745
Hexcel Corp.(a)	11,620	851,862
Huntington Ingalls Industries Inc.	22,895	5,743,898
L3Harris Technologies Inc.	324,599	64,228,404
Raytheon Co.	314,391	69,084,278
Spirit AeroSystems Holdings Inc., Class A	25,133	1,831,693
Teledyne Technologies Inc.(b)	106,365	36,859,727
Textron Inc.	677,974	30,237,640
TransDigm Group Inc.	27,898	15,622,880
United Technologies Corp.	2,392,760	358,339,738

		763,316,369

Air Freight & Logistics — 0.3%
CH Robinson Worldwide Inc.	92,928	7,266,970
Expeditors International of Washington Inc.	145,041	11,316,099
FedEx Corp.	711,448	107,578,052
XPO Logistics Inc.(a)(b)	112,680	8,980,596

		135,141,717

Airlines — 0.5%
Alaska Air Group Inc.	192,320	13,029,680
American Airlines Group Inc.	1,037,119	29,744,573
Copa Holdings SA, Class A, NVS	92,085	9,952,547
Delta Air Lines Inc.	1,354,267	79,197,534
JetBlue Airways Corp.(a)(b)	766,466	14,348,243
Southwest Airlines Co.	562,162	30,345,505
United Airlines Holdings Inc.(b)	530,832	46,760,991

		223,379,073

Auto Components — 0.4%
Aptiv PLC	709,557	67,386,628
BorgWarner Inc.	614,790	26,669,590
Gentex Corp.	736,479	21,343,162
Goodyear Tire & Rubber Co. (The)	684,158	10,642,078
Lear Corp.	179,611	24,642,629

		150,684,087

Automobiles — 0.6%
Ford Motor Co.	11,535,630	107,281,359
General Motors Co.	3,660,858	133,987,403
Harley-Davidson Inc.	451,905	16,806,347
Thor Industries Inc.	155,747	11,570,444

		269,645,553

Banks — 11.2%
Associated Banc-Corp.	456,252	10,055,794
Bank of America Corp.	24,014,300	845,783,646
Bank of Hawaii Corp.	114,084	10,856,233
Bank OZK	356,338	10,870,091
BankUnited Inc.	284,356	10,396,055
BOK Financial Corp.	95,151	8,316,197
CIT Group Inc.	259,863	11,857,549
Citigroup Inc.	6,438,793	514,395,173
Citizens Financial Group Inc.	1,276,850	51,852,879
Comerica Inc.	398,021	28,558,007
Commerce Bancshares Inc.	296,878	20,169,891
Cullen/Frost Bankers Inc.	169,958	16,618,493
East West Bancorp. Inc.	434,371	21,153,868
Fifth Third Bancorp.	2,084,466	64,076,485

Security	Shares	Value

Banks (continued)
First Citizens BancShares Inc./NC, Class A	20,216	$10,759,157
First Hawaiian Inc.	382,442	11,033,452
First Horizon National Corp.	890,890	14,753,138
First Republic Bank/CA	403,262	47,363,122
FNB Corp.	950,911	12,076,570
Huntington Bancshares Inc./OH	3,019,903	45,540,137
JPMorgan Chase & Co.	9,203,480	1,282,965,112
KeyCorp	2,881,956	58,330,790
M&T Bank Corp.	387,933	65,851,627
PacWest Bancorp.	356,615	13,647,656
People’s United Financial Inc.	1,275,816	21,561,290
Pinnacle Financial Partners Inc.	226,577	14,500,928
PNC Financial Services Group Inc. (The)	1,290,448	205,994,214
Popular Inc.	279,845	16,440,894
Prosperity Bancshares Inc.	233,628	16,795,517
Regions Financial Corp.	2,834,592	48,641,599
Signature Bank/New York NY	77,252	10,553,396
Sterling Bancorp./DE	568,488	11,983,727
SVB Financial Group(a)(b)	142,852	35,861,566
Synovus Financial Corp.	377,741	14,807,447
TCF Financial Corp.	439,253	20,557,040
Texas Capital Bancshares Inc.(a)(b)	147,263	8,360,121
Truist Financial Corp.	3,946,476	222,265,528
U.S. Bancorp.	4,219,964	250,201,666
Umpqua Holdings Corp.	646,846	11,449,174
Webster Financial Corp.	268,354	14,319,369
Wells Fargo & Co.	11,245,214	604,992,513
Western Alliance Bancorp.	246,446	14,047,422
Wintrust Financial Corp.	164,942	11,694,388
Zions Bancorp. N.A.	492,291	25,559,749

		4,767,868,670

Beverages — 1.0%
Brown-Forman Corp., Class A	8,765	550,179
Brown-Forman Corp., Class B, NVS	26,994	1,824,794
Coca-Cola Co. (The)	3,595,467	199,009,099
Constellation Brands Inc., Class A	467,959	88,795,220
Keurig Dr Pepper Inc.	613,712	17,766,963
Molson Coors Brewing Co., Class B	518,499	27,947,096
PepsiCo Inc.	662,082	90,486,747

		426,380,098

Biotechnology — 1.2%
Agios Pharmaceuticals Inc.(a)(b)	154,998	7,401,155
Alexion Pharmaceuticals Inc.(b)	150,477	16,274,088
Alkermes PLC(b)	457,847	9,340,079
Alnylam Pharmaceuticals Inc.(a)(b)	47,324	5,450,305
Amgen Inc.	141,530	34,118,637
Biogen Inc.(b)	348,940	103,540,966
Bluebird Bio Inc.(a)(b)	165,039	14,482,172
Exelixis Inc.(b)	518,733	9,140,075
Gilead Sciences Inc.	3,222,306	209,385,444
Moderna Inc.(a)(b)	59,240	1,158,734
Regeneron Pharmaceuticals Inc.(b)	191,876	72,045,601
United Therapeutics Corp.(a)(b)	126,954	11,182,108

		493,519,364

Building Products — 0.5%
Allegion PLC	64,445	8,025,980
AO Smith Corp.	340,718	16,231,806
Fortune Brands Home & Security Inc.	283,235	18,506,575
Johnson Controls International PLC	2,290,800	93,258,468

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Lennox International Inc.	7,269	$1,773,418
Masco Corp.	833,911	40,019,389
Owens Corning	321,520	20,937,382
Resideo Technologies Inc.(a)(b)	360,948	4,306,110

		203,059,128

Capital Markets — 3.7%
Affiliated Managers Group Inc.	142,519	12,077,060
Ameriprise Financial Inc.	320,747	53,430,035
Bank of New York Mellon Corp. (The)	2,417,215	121,658,431
BGC Partners Inc., Class A	881,559	5,236,460
BlackRock Inc.(c)	349,443	175,664,996
Cboe Global Markets Inc.	248,421	29,810,520
Charles Schwab Corp. (The)	1,356,457	64,513,095
CME Group Inc.	1,044,005	209,552,683
E*TRADE Financial Corp.	540,612	24,527,566
Eaton Vance Corp., NVS	318,749	14,882,391
Evercore Inc., Class A	77,633	5,803,843
Franklin Resources Inc.	809,018	21,018,288
Goldman Sachs Group Inc. (The)	940,048	216,145,237
Interactive Brokers Group Inc., Class A	164,369	7,662,883
Intercontinental Exchange Inc.	974,116	90,154,436
Invesco Ltd.	1,115,095	20,049,408
Janus Henderson Group PLC	449,977	11,001,938
Lazard Ltd., Class A	196,804	7,864,288
Legg Mason Inc.	258,796	9,293,364
Morgan Stanley	3,431,184	175,402,126
Nasdaq Inc.	336,259	36,013,339
Northern Trust Corp.	574,140	60,996,633
Raymond James Financial Inc.	284,064	25,412,365
SEI Investments Co.	192,395	12,598,025
State Street Corp.	1,070,047	84,640,718
T Rowe Price Group Inc.	477,046	58,123,285
TD Ameritrade Holding Corp.	95,237	4,733,279
Virtu Financial Inc., Class A	99,638	1,593,212

		1,559,859,904

Chemicals — 3.0%
Air Products & Chemicals Inc.	556,983	130,885,435
Albemarle Corp.	314,801	22,993,065
Ashland Global Holdings Inc.	181,682	13,904,123
Axalta Coating Systems Ltd.(b)	419,992	12,767,757
Cabot Corp.	160,432	7,623,729
Celanese Corp.	353,978	43,581,771
CF Industries Holdings Inc.	585,471	27,950,386
Chemours Co. (The)	480,084	8,684,720
Corteva Inc.(b)	2,211,907	65,383,971
Dow Inc.(b)	2,209,384	120,919,586
DuPont de Nemours Inc.	2,186,091	140,347,042
Eastman Chemical Co.	406,159	32,192,162
Element Solutions Inc.(a)(b)	374,221	4,370,901
FMC Corp.	381,064	38,037,809
Huntsman Corp.	620,452	14,990,120
International Flavors & Fragrances Inc.	317,279	40,935,337
Linde PLC	1,585,096	337,466,938
LyondellBasell Industries NV, Class A	785,608	74,224,244
Mosaic Co. (The)	1,010,180	21,860,295
NewMarket Corp.	959	466,573
Olin Corp.	459,520	7,926,720
PPG Industries Inc.	470,940	62,865,781
RPM International Inc.	315,542	24,221,004

Security	Shares	Value

Chemicals (continued)
Valvoline Inc.	553,670	$11,854,075
Westlake Chemical Corp.	103,829	7,283,604

		1,273,737,148

Commercial Services & Supplies — 0.3%
ADT Inc.(a)	279,147	2,213,636
Clean Harbors Inc.(a)(b)	151,391	12,981,778
IAA Inc.(a)(b)	28,227	1,328,363
KAR Auction Services Inc.	48,060	1,047,227
Republic Services Inc.	587,689	52,674,565
Stericycle Inc.(a)(b)	268,588	17,138,600
Waste Management Inc.	275,946	31,446,806

		118,830,975

Communications Equipment — 0.2%
Ciena Corp.(b)	464,806	19,842,568
CommScope Holding Co. Inc.(a)(b)	560,861	7,958,618
EchoStar Corp., Class A(a)(b)	148,414	6,427,810
F5 Networks Inc.(b)	13,051	1,822,572
Juniper Networks Inc.	972,565	23,954,276
Motorola Solutions Inc.	131,709	21,223,588
ViaSat Inc.(a)(b)	168,569	12,338,408

		93,567,840

Construction & Engineering — 0.2%
AECOM(b)	467,064	20,144,470
Fluor Corp.	410,068	7,742,084
Jacobs Engineering Group Inc.(a)	392,179	35,229,439
Quanta Services Inc.	330,348	13,448,467
Valmont Industries Inc.	60,197	9,016,307

		85,580,767

Construction Materials — 0.1%
Eagle Materials Inc.	23,200	2,103,312
Martin Marietta Materials Inc.	128,530	35,942,129
Vulcan Materials Co.	28,514	4,105,731

		42,151,172

Consumer Finance — 1.0%
Ally Financial Inc.	1,116,591	34,123,021
American Express Co.	873,221	108,707,282
Capital One Financial Corp.	1,378,631	141,874,916
Credit Acceptance Corp.(a)(b)	3,997	1,767,993
Discover Financial Services	597,128	50,648,397
Navient Corp.	557,669	7,628,912
OneMain Holdings Inc.	191,567	8,074,549
Santander Consumer USA Holdings Inc.	292,833	6,843,507
SLM Corp.	1,225,862	10,922,431
Synchrony Financial	1,383,574	49,822,500

		420,413,508

Containers & Packaging — 0.5%
AptarGroup Inc.	114,564	13,245,890
Ardagh Group SA(a)	37,086	726,144
Avery Dennison Corp.	12,942	1,693,072
Berry Global Group Inc.(a)(b)	238,502	11,326,460
Crown Holdings Inc.(b)	161,737	11,732,402
Graphic Packaging Holding Co.	840,742	13,998,354
International Paper Co.	1,157,731	53,313,512
O-I Glass Inc.	424,392	5,062,997
Packaging Corp. of America	278,451	31,183,727
Sealed Air Corp.	432,765	17,237,030
Silgan Holdings Inc.	228,425	7,099,449
Sonoco Products Co.	298,015	18,393,486

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Westrock Co.	756,913	$32,479,137

		217,491,660

Distributors — 0.2%
Genuine Parts Co.	416,729	44,269,122
LKQ Corp.(b)	775,939	27,701,022

		71,970,144

Diversified Consumer Services — 0.2%
frontdoor Inc.(a)(b)	249,441	11,828,492
Graham Holdings Co., Class B	12,318	7,871,079
Grand Canyon Education Inc.(a)(b)	126,425	12,110,251
H&R Block Inc.	489,080	11,483,598
Service Corp. International/U.S.	341,809	15,733,468
ServiceMaster Global Holdings Inc.(a)(b)	344,101	13,302,945

		72,329,833

Diversified Financial Services — 3.2%
AXA Equitable Holdings Inc.	1,207,519	29,922,321
Berkshire Hathaway Inc., Class B(b)	5,773,842	1,307,775,213
Jefferies Financial Group Inc.	760,906	16,260,561
Voya Financial Inc.	366,439	22,345,450

		1,376,303,545

Diversified Telecommunication Services — 3.9%
AT&T Inc.	21,545,277	841,989,425
CenturyLink Inc.	3,206,356	42,355,963
GCI Liberty Inc., Class A(b)	294,185	20,843,007
Verizon Communications Inc.	12,213,192	749,889,989

		1,655,078,384

Electric Utilities — 4.0%
Alliant Energy Corp.	705,504	38,605,179
American Electric Power Co. Inc.	1,457,555	137,753,523
Avangrid Inc.	164,979	8,440,326
Duke Energy Corp.	2,147,819	195,902,571
Edison International	1,033,954	77,970,471
Entergy Corp.	586,839	70,303,312
Evergy Inc.	668,579	43,517,807
Eversource Energy	956,384	81,359,587
Exelon Corp.	2,861,112	130,438,096
FirstEnergy Corp.	1,589,333	77,241,584
Hawaiian Electric Industries Inc.	318,109	14,906,588
IDACORP Inc.	147,732	15,777,777
NextEra Energy Inc.	1,441,161	348,991,548
OGE Energy Corp.	595,694	26,490,512
PG&E Corp.(a)(b)	1,593,112	17,317,127
Pinnacle West Capital Corp.	333,475	29,989,407
PPL Corp.	2,135,249	76,612,734
Southern Co. (The)	3,067,887	195,424,402
Xcel Energy Inc.	1,543,714	98,010,402

		1,685,052,953

Electrical Equipment — 0.7%
Acuity Brands Inc.	85,641	11,818,458
AMETEK Inc.	136,982	13,662,585
Eaton Corp. PLC	1,215,977	115,177,341
Emerson Electric Co.	1,649,433	125,785,761
GrafTech International Ltd.	201,760	2,344,451
Hubbell Inc.	71,487	10,567,208
nVent Electric PLC	457,857	11,711,982
Regal Beloit Corp.	119,760	10,252,654
Sensata Technologies Holding PLC(a)(b)	262,325	14,131,448

		315,451,888

Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.5%
Arrow Electronics Inc.(b)	236,009	$19,999,403
Avnet Inc.	290,141	12,313,584
Coherent Inc.(a)(b)	72,863	12,120,760
Corning Inc.	1,521,181	44,281,579
Dolby Laboratories Inc., Class A	159,871	10,999,125
FLIR Systems Inc.	370,679	19,301,256
IPG Photonics Corp.(a)(b)	99,556	14,427,655
Jabil Inc.	343,346	14,190,490
Littelfuse Inc.	67,998	13,008,017
National Instruments Corp.	370,203	15,674,395
SYNNEX Corp.	121,288	15,621,894
Trimble Inc.(a)(b)	622,298	25,943,604

		217,881,762

Energy Equipment & Services — 0.8%
Apergy Corp.(a)(b)	226,778	7,660,561
Baker Hughes Co.	1,911,416	48,989,592
Halliburton Co.	2,573,792	62,980,690
Helmerich & Payne Inc.	313,151	14,226,450
National Oilwell Varco Inc.(a)	1,149,967	28,806,673
Patterson-UTI Energy Inc.	559,966	5,879,643
Schlumberger Ltd.	4,082,911	164,133,022
Transocean Ltd.(a)(b)	1,750,643	12,044,424

		344,721,055

Entertainment — 2.3%
Activision Blizzard Inc.	2,114,363	125,635,449
Cinemark Holdings Inc.	313,762	10,620,844
Electronic Arts Inc.(b)	80,421	8,646,062
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	77,082	3,374,650
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	589,084	27,077,246
Lions Gate Entertainment Corp., Class A(b)	115,576	1,232,040
Lions Gate Entertainment Corp., Class B, NVS(b)	365,779	3,632,186
Madison Square Garden Co. (The), Class A(a)(b)	49,491	14,559,757
Take-Two Interactive Software Inc.(a)(b)	180,318	22,076,333
Walt Disney Co. (The)	5,153,094	745,291,985
Zynga Inc., Class A(a)(b)	2,016,462	12,340,747

		974,487,299

Equity Real Estate Investment Trusts (REITs) — 5.0%
Alexandria Real Estate Equities Inc.	335,371	54,189,246
American Campus Communities Inc.	409,981	19,281,406
American Homes 4 Rent, Class A	431,437	11,307,964
Apartment Investment & Management Co., Class A	441,723	22,814,993
Apple Hospitality REIT Inc.	616,988	10,026,055
AvalonBay Communities Inc.	410,854	86,156,084
Boston Properties Inc.	457,070	63,011,670
Brandywine Realty Trust	511,410	8,054,708
Brixmor Property Group Inc.	890,244	19,238,173
Camden Property Trust	274,166	29,089,013
Colony Capital Inc.	1,379,857	6,554,321
Columbia Property Trust Inc.	341,983	7,150,865
CoreSite Realty Corp.	27,540	3,087,785
Corporate Office Properties Trust	321,418	9,443,261
Cousins Properties Inc.	428,674	17,661,369
CubeSmart	565,142	17,790,670
CyrusOne Inc.	333,370	21,812,399
Digital Realty Trust Inc.	613,683	73,482,402
Douglas Emmett Inc.	494,659	21,715,530
Duke Realty Corp.	1,078,751	37,400,297

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Empire State Realty Trust Inc., Class A	458,127	$6,395,453
EPR Properties	232,175	16,400,842
Equity Commonwealth	353,459	11,604,059
Equity Residential	1,079,385	87,343,834
Essex Property Trust Inc.	192,780	57,999,791
Extra Space Storage Inc.	73,087	7,719,449
Federal Realty Investment Trust	222,213	28,605,479
Gaming and Leisure Properties Inc.	603,582	25,984,205
Healthcare Trust of America Inc., Class A	611,830	18,526,212
Healthpeak Properties Inc.	1,451,748	50,041,754
Highwoods Properties Inc.	299,768	14,661,653
Host Hotels & Resorts Inc.	2,089,794	38,765,679
Hudson Pacific Properties Inc.	439,555	16,549,246
Invitation Homes Inc.	1,577,734	47,284,688
Iron Mountain Inc.	755,809	24,087,633
JBG SMITH Properties	368,645	14,705,249
Kilroy Realty Corp.	306,033	25,676,169
Kimco Realty Corp.	1,204,776	24,950,911
Liberty Property Trust	458,415	27,527,821
Life Storage Inc.	139,916	15,150,104
Macerich Co. (The)	414,920	11,169,646
Medical Properties Trust Inc.	1,504,685	31,763,900
Mid-America Apartment Communities Inc.	336,567	44,379,725
National Retail Properties Inc.	500,883	26,857,346
Omega Healthcare Investors Inc.	637,462	26,996,516
Outfront Media Inc.	364,479	9,775,327
Paramount Group Inc.	560,609	7,803,677
Park Hotels & Resorts Inc.	702,047	18,161,956
Prologis Inc.	1,850,229	164,929,413
Public Storage	107,336	22,858,275
Rayonier Inc.	380,311	12,458,988
Realty Income Corp.	958,924	70,605,574
Regency Centers Corp.	494,696	31,210,371
Retail Properties of America Inc., Class A	625,738	8,384,889
Service Properties Trust	478,273	11,636,382
Simon Property Group Inc.	103,129	15,362,096
SITE Centers Corp.	441,559	6,190,657
SL Green Realty Corp.	233,542	21,457,839
Spirit Realty Capital Inc.	289,087	14,217,299
STORE Capital Corp.	631,814	23,528,753
Sun Communities Inc.	201,678	30,271,868
Taubman Centers Inc.	171,627	5,335,883
UDR Inc.	817,571	38,180,566
Ventas Inc.	1,100,887	63,565,215
VEREIT Inc.	3,155,530	29,157,097
VICI Properties Inc.	1,372,688	35,072,178
Vornado Realty Trust	513,570	34,152,405
Weingarten Realty Investors	355,562	11,107,757
Welltower Inc.	1,195,494	97,767,499
Weyerhaeuser Co.	2,201,036	66,471,287
WP Carey Inc.	501,679	40,154,387

		2,130,233,213

Food & Staples Retailing — 1.7%
Casey’s General Stores Inc.	80,409	12,784,227
Grocery Outlet Holding Corp.(a)(b)	79,369	2,575,524
Kroger Co. (The)	2,348,537	68,084,088
Sprouts Farmers Market Inc.(b)	161,972	3,134,158
U.S. Foods Holding Corp.(a)(b)	650,485	27,248,817
Walgreens Boots Alliance Inc.	2,220,516	130,921,623

Security	Shares	Value

Food & Staples Retailing (continued)
Walmart Inc.	4,143,574	$492,422,334

		737,170,771

Food Products — 2.0%
Archer-Daniels-Midland Co.	1,644,879	76,240,142
Beyond Meat Inc.(a)(b)	137,940	10,428,264
Bunge Ltd.	411,444	23,678,602
Campbell Soup Co.	212,438	10,498,686
Conagra Brands Inc.	1,430,666	48,986,004
Flowers Foods Inc.	583,562	12,686,638
General Mills Inc.	1,768,402	94,715,611
Hain Celestial Group Inc. (The)(a)(b)	239,068	6,205,010
Hershey Co. (The)	53,977	7,933,539
Hormel Foods Corp.	825,774	37,250,665
Ingredion Inc.	200,602	18,645,956
JM Smucker Co. (The)	326,805	34,030,205
Kellogg Co.	452,299	31,280,999
Kraft Heinz Co. (The)	1,846,500	59,328,045
Lamb Weston Holdings Inc.	322,923	27,781,066
McCormick & Co. Inc./MD, NVS	129,703	22,014,490
Mondelez International Inc., Class A	4,191,784	230,883,463
Pilgrim’s Pride Corp.(a)(b)	88,189	2,885,103
Post Holdings Inc.(a)(b)	105,096	11,465,974
Seaboard Corp.	824	3,502,453
TreeHouse Foods Inc.(a)(b)	135,397	6,566,754
Tyson Foods Inc., Class A	849,736	77,359,965

		854,367,634

Gas Utilities — 0.2%
Atmos Energy Corp.	346,912	38,805,576
National Fuel Gas Co.	240,030	11,170,996
UGI Corp.	613,274	27,695,454

		77,672,026

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	2,880,249	250,178,428
Baxter International Inc.	756,370	63,247,659
Becton Dickinson and Co.	722,378	196,465,145
Cantel Medical Corp.	42,186	2,990,987
Cooper Companies Inc. (The)(a)	124,763	40,085,104
Danaher Corp.	1,721,077	264,150,898
DENTSPLY SIRONA Inc.	661,888	37,456,242
Envista Holdings Corp.(b)	138,448	4,103,599
Hill-Rom Holdings Inc.	94,885	10,772,294
Hologic Inc.(b)	153,522	8,015,384
ICU Medical Inc.(a)(b)	39,218	7,338,472
Integra LifeSciences Holdings Corp.(a)(b)	208,119	12,129,175
Medtronic PLC	3,959,757	449,234,432
Steris PLC	234,554	35,750,721
West Pharmaceutical Services Inc.	52,256	7,855,645
Zimmer Biomet Holdings Inc.	605,230	90,590,826

		1,480,365,011

Health Care Providers & Services — 2.5%
Acadia Healthcare Co. Inc.(a)(b)	255,182	8,477,146
Anthem Inc.	529,993	160,073,786
Cardinal Health Inc.	859,370	43,466,935
Centene Corp.(a)(b)	197,386	12,409,658
Cigna Corp.(a)(b)	749,682	153,302,472
Covetrus Inc.(a)(b)	267,054	3,525,113
CVS Health Corp.	3,828,984	284,455,221
DaVita Inc.(a)(b)	289,981	21,757,274
Encompass Health Corp.	142,248	9,853,519

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
HCA Healthcare Inc.	321,122	$47,465,043
Henry Schein Inc.(a)(b)	374,796	25,006,389
Humana Inc.	222,470	81,539,704
Laboratory Corp. of America Holdings(b)	267,175	45,197,995
McKesson Corp.	472,702	65,384,141
MEDNAX Inc.(b)	231,477	6,432,746
Molina Healthcare Inc.(a)(b)	40,675	5,519,191
Premier Inc., Class A(a)(b)	177,648	6,729,306
Quest Diagnostics Inc.	397,988	42,501,138
Universal Health Services Inc., Class B(a)	229,615	32,940,568
WellCare Health Plans Inc.(b)	12,582	4,154,702

		1,060,192,047

Health Care Technology — 0.0%
Change Healthcare Inc.(a)(b)	41,258	676,219

Hotels, Restaurants & Leisure — 1.8%
Aramark	727,853	31,588,820
Caesars Entertainment Corp.(a)(b)	1,701,559	23,141,202
Carnival Corp.	1,173,227	59,635,128
Choice Hotels International Inc.	55,766	5,767,877
Dunkin’ Brands Group Inc.	10,789	815,001
Extended Stay America Inc.	522,629	7,766,267
Hilton Grand Vacations Inc.(a)(b)	225,178	7,743,872
Hyatt Hotels Corp., Class A(a)	106,166	9,524,152
International Game Technology PLC	301,145	4,508,141
Las Vegas Sands Corp.	527,253	36,401,547
McDonald’s Corp.	1,865,310	368,603,909
MGM Resorts International	1,341,226	44,622,589
Norwegian Cruise Line Holdings Ltd.(b)	494,387	28,877,145
Royal Caribbean Cruises Ltd.	505,490	67,487,970
Six Flags Entertainment Corp.	219,257	9,890,683
Vail Resorts Inc.	11,000	2,638,130
Wyndham Destinations Inc.	271,152	14,015,847
Wyndham Hotels & Resorts Inc.	190,952	11,993,695
Wynn Resorts Ltd.	49,337	6,851,429
Yum China Holdings Inc.	205,284	9,855,685
Yum! Brands Inc.	95,631	9,632,911

		761,362,000

Household Durables — 0.6%
DR Horton Inc.	986,912	52,059,608
Garmin Ltd.	430,162	41,966,605
Leggett & Platt Inc.	392,623	19,957,027
Lennar Corp., Class A	474,065	26,448,086
Lennar Corp., Class B(a)	32,766	1,464,640
Mohawk Industries Inc.(a)(b)	171,701	23,416,582
Newell Brands Inc.	1,136,476	21,843,069
PulteGroup Inc.	734,350	28,492,780
Toll Brothers Inc.	374,286	14,788,040
Whirlpool Corp.	184,666	27,243,775

		257,680,212

Household Products — 2.8%
Clorox Co. (The)	66,673	10,236,972
Colgate-Palmolive Co.	2,478,334	170,608,513
Energizer Holdings Inc.	178,114	8,944,885
Kimberly-Clark Corp.	1,007,164	138,535,408
Procter & Gamble Co. (The)	6,871,540	858,255,346
Spectrum Brands Holdings Inc.	122,719	7,889,605

		1,194,470,729

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp./VA	1,969,376	$39,190,583
NRG Energy Inc.	733,467	29,155,313
Vistra Energy Corp.	1,262,880	29,033,611

		97,379,507

Industrial Conglomerates — 1.5%
3M Co.	389,032	68,633,025
Carlisle Companies Inc.	19,597	3,171,579
General Electric Co.	25,524,478	284,853,175
Honeywell International Inc.	1,085,815	192,189,255
Roper Technologies Inc.	255,428	90,480,260

		639,327,294

Insurance — 4.3%
Aflac Inc.	2,139,541	113,181,719
Alleghany Corp.(b)	36,579	29,247,471
Allstate Corp. (The)	953,764	107,250,762
American Financial Group Inc./OH	213,246	23,382,424
American International Group Inc.	2,567,480	131,788,748
American National Insurance Co.	23,557	2,772,188
Arch Capital Group Ltd.(a)(b)	981,862	42,112,061
Arthur J Gallagher & Co.	429,765	40,926,521
Assurant Inc.	176,872	23,184,382
Assured Guaranty Ltd.	273,917	13,427,411
Athene Holding Ltd., Class A(a)(b)	248,100	11,668,143
Axis Capital Holdings Ltd.	218,440	12,984,074
Brighthouse Financial Inc.(a)(b)	316,912	12,432,458
Brown & Brown Inc.	644,144	25,430,805
Chubb Ltd.	1,328,762	206,835,093
Cincinnati Financial Corp.	448,383	47,147,472
CNA Financial Corp.	90,155	4,039,846
Erie Indemnity Co., Class A, NVS	24,233	4,022,678
Everest Re Group Ltd.	82,341	22,795,282
Fidelity National Financial Inc.	784,381	35,571,678
First American Financial Corp.	327,110	19,077,055
Globe Life Inc.	313,943	33,042,501
Hanover Insurance Group Inc. (The)	118,175	16,150,977
Hartford Financial Services Group Inc. (The)	1,061,775	64,524,067
Kemper Corp.	147,142	11,403,505
Lincoln National Corp.	593,850	35,043,088
Loews Corp.(a)	751,781	39,460,985
Markel Corp.(a)(b)	36,870	42,148,678
Marsh & McLennan Companies Inc.	185,556	20,672,794
Mercury General Corp.	80,244	3,910,290
MetLife Inc.	2,291,561	116,800,864
Old Republic International Corp.	845,835	18,921,329
Primerica Inc.	31,167	4,069,163
Principal Financial Group Inc.	818,649	45,025,695
Progressive Corp. (The)	1,158,764	83,882,926
Prudential Financial Inc.	1,196,504	112,160,285
Reinsurance Group of America Inc.	186,009	30,330,628
RenaissanceRe Holdings Ltd.	79,180	15,520,864
Travelers Companies Inc. (The)	636,363	87,149,913
Unum Group	593,967	17,320,078
White Mountains Insurance Group Ltd.(a)	9,431	10,520,375
Willis Towers Watson PLC	378,766	76,488,006
WR Berkley Corp.	423,304	29,250,306

		1,843,075,588

Interactive Media & Services — 0.1%
IAC/InterActiveCorp.(b)	93,227	23,223,778
TripAdvisor Inc.	16,554	502,910

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Zillow Group Inc., Class A(a)(b)	165,327	$7,562,057
Zillow Group Inc., Class C, NVS(a)(b)	372,041	17,091,564

		48,380,309

Internet & Direct Marketing Retail — 0.0%
Expedia Group Inc.	53,709	5,808,091
Qurate Retail Inc., Series A(a)(b)	1,175,270	9,907,526

		15,715,617

IT Services — 1.2%
Akamai Technologies Inc.(b)	35,951	3,105,447
Alliance Data Systems Corp.	108,359	12,157,880
Amdocs Ltd.	403,141	29,102,749
CACI International Inc., Class A(a)(b)	72,231	18,057,028
Cognizant Technology Solutions Corp., Class A	1,497,658	92,884,749
CoreLogic Inc.(b)	213,008	9,310,580
DXC Technology Co.	750,042	28,194,079
Fidelity National Information Services Inc.	698,702	97,182,461
International Business Machines Corp.	1,034,032	138,601,649
Jack Henry & Associates Inc.	23,646	3,444,513
Leidos Holdings Inc.	392,232	38,395,591
Sabre Corp.	666,303	14,951,839
VeriSign Inc.(b)	94,036	18,118,856
Western Union Co. (The)	954,072	25,550,048

		529,057,469

Leisure Products — 0.0%
Brunswick Corp./DE	236,081	14,160,139
Mattel Inc.(a)(b)	284,326	3,852,617
Polaris Inc.	13,436	1,366,441

		19,379,197

Life Sciences Tools & Services — 0.7%
Adaptive Biotechnologies Corp.(a)(b)	14,037	419,987
Agilent Technologies Inc.	828,265	70,659,287
Avantor Inc.(a)(b)	261,327	4,743,085
Bio-Rad Laboratories Inc., Class A(b)	63,485	23,491,355
IQVIA Holdings Inc.(b)	297,416	45,953,746
PerkinElmer Inc.(a)	256,889	24,943,922
QIAGEN NV(a)(b)	659,595	22,294,311
Thermo Fisher Scientific Inc.(a)	375,386	121,951,650

		314,457,343

Machinery — 2.3%
AGCO Corp.	181,422	14,014,850
Caterpillar Inc.	1,457,368	215,224,106
Colfax Corp.(a)(b)	264,343	9,616,798
Crane Co.	147,269	12,721,096
Cummins Inc.	440,213	78,780,518
Deere & Co.	825,965	143,106,696
Dover Corp.	242,768	27,981,440
Flowserve Corp.	310,486	15,452,888
Fortive Corp.(a)	678,490	51,829,851
Gardner Denver Holdings Inc.(a)(b)	395,558	14,509,067
Gates Industrial Corp. PLC(a)(b)	107,062	1,473,173
IDEX Corp.	113,349	19,496,028
Ingersoll-Rand PLC	41,802	5,556,322
ITT Inc.	263,173	19,451,116
Lincoln Electric Holdings Inc.	5,621	543,719
Nordson Corp.	12,619	2,054,878
Oshkosh Corp.	203,244	19,237,045
PACCAR Inc.	1,001,326	79,204,887
Parker-Hannifin Corp.	377,899	77,779,172
Pentair PLC	492,111	22,573,132

Security	Shares	Value

Machinery (continued)
Snap-on Inc.	158,624	$26,870,906
Stanley Black & Decker Inc.	447,381	74,148,927
Timken Co. (The)	189,652	10,679,304
Trinity Industries Inc.	294,125	6,514,869
WABCO Holdings Inc.(b)	21,321	2,888,996
Westinghouse Air Brake Technologies Corp.(a)	381,128	29,651,758
Woodward Inc.(a)	25,841	3,060,608

		984,422,150

Marine — 0.0%
Kirby Corp.(a)(b)	179,252	16,048,432

Media — 1.7%
Charter Communications Inc., Class A(a)(b)	186,548	90,490,704
Comcast Corp., Class A	7,042,327	316,693,445
Discovery Inc., Class A(a)(b)	470,723	15,411,471
Discovery Inc., Class C, NVS(a)(b)	989,837	30,180,130
DISH Network Corp., Class A(a)(b)	761,622	27,014,732
Fox Corp., Class A, NVS	930,159	34,480,994
Fox Corp., Class B(b)	432,370	15,738,268
Interpublic Group of Companies Inc. (The)	1,044,965	24,138,691
John Wiley & Sons Inc., Class A	120,784	5,860,440
Liberty Broadband Corp., Class A(a)(b)	72,168	8,989,246
Liberty Broadband Corp., Class C, NVS(a)(b)	313,349	39,403,637
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	247,943	11,985,565
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	457,793	22,038,155
New York Times Co. (The), Class A	386,219	12,424,665
News Corp., Class A, NVS	1,157,186	16,362,610
News Corp., Class B	355,447	5,157,536
Nexstar Media Group Inc., Class A	26,158	3,067,026
Omnicom Group Inc.	300,342	24,333,709
Sinclair Broadcast Group Inc., Class A	11,002	366,807
ViacomCBS Inc., Class A	13,347	598,880
ViacomCBS Inc., Class B, NVS	726,020	30,471,059

		735,207,770

Metals & Mining — 0.7%
Alcoa Corp.(a)(b)	545,836	11,740,932
Freeport-McMoRan Inc.	4,286,383	56,237,345
Newmont Goldcorp Corp.	2,411,800	104,792,710
Nucor Corp.	902,245	50,778,349
Reliance Steel & Aluminum Co.	194,521	23,295,835
Royal Gold Inc.	131,331	16,055,215
Southern Copper Corp.	57,522	2,443,535
Steel Dynamics Inc.	603,961	20,558,832
U.S. Steel Corp.(a)	473,186	5,399,052

		291,301,805

Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	1,582,074	27,971,068
Annaly Capital Management Inc.	4,196,192	39,528,129
Chimera Investment Corp.	547,392	11,254,379
MFA Financial Inc.	1,318,786	10,088,713
New Residential Investment Corp.	1,244,862	20,054,727
Starwood Property Trust Inc.	816,016	20,286,158
Two Harbors Investment Corp.	814,953	11,914,613

		141,097,787

Multi-Utilities — 2.0%
Ameren Corp.	721,714	55,427,635
CenterPoint Energy Inc.	1,492,208	40,692,512
CMS Energy Corp.	833,780	52,394,735

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
Consolidated Edison Inc.	982,183	$88,858,096
Dominion Energy Inc.	2,423,788	200,738,122
DTE Energy Co.	545,113	70,793,826
MDU Resources Group Inc.	591,080	17,560,987
NiSource Inc.	1,110,205	30,908,107
Public Service Enterprise Group Inc.	1,489,560	87,958,518
Sempra Energy	830,902	125,865,035
WEC Energy Group Inc.	931,078	85,873,324

		857,070,897

Multiline Retail — 0.6%
Dollar General Corp.	45,762	7,137,957
Dollar Tree Inc.(a)(b)	321,968	30,281,090
Kohl’s Corp.	464,785	23,680,796
Macy’s Inc.	931,206	15,830,502
Target Corp.	1,392,646	178,551,144

		255,481,489

Oil, Gas & Consumable Fuels — 7.4%
Antero Midstream Corp.	724,857	5,501,665
Antero Resources Corp.(a)(b)	668,235	1,904,470
Apache Corp.	1,119,539	28,649,003
Cabot Oil & Gas Corp.	431,118	7,505,764
Centennial Resource Development Inc./DE, Class A(a)(b)	560,928	2,591,487
Cheniere Energy Inc.(b)	282,999	17,282,749
Chesapeake Energy Corp.(a)(b)	3,829,370	3,161,528
Chevron Corp.	5,626,925	678,100,732
Cimarex Energy Co.	294,472	15,456,835
Concho Resources Inc.	589,046	51,582,758
ConocoPhillips	3,238,834	210,621,375
Continental Resources Inc./OK(a)	242,937	8,332,739
Devon Energy Corp.	1,122,761	29,158,103
Diamondback Energy Inc.(a)	372,077	34,551,070
EOG Resources Inc.	1,711,869	143,386,147
EQT Corp.	776,938	8,468,624
Equitrans Midstream Corp.	537,976	7,187,359
Exxon Mobil Corp.	12,492,575	871,731,884
Hess Corp.	791,761	52,897,552
HollyFrontier Corp.	437,810	22,201,345
Kinder Morgan Inc./DE	5,755,405	121,841,924
Kosmos Energy Ltd.	1,063,997	6,064,783
Marathon Oil Corp.	2,335,200	31,712,016
Marathon Petroleum Corp.	1,895,758	114,219,420
Murphy Oil Corp.	434,115	11,634,282
Noble Energy Inc.	1,408,949	34,998,293
Occidental Petroleum Corp.	2,642,125	108,881,971
ONEOK Inc.	825,519	62,467,023
Parsley Energy Inc., Class A(a)	337,787	6,387,552
PBF Energy Inc., Class A	350,312	10,989,287
Phillips 66	1,322,222	147,308,753
Pioneer Natural Resources Co.	277,689	42,033,784
Range Resources Corp.(a)	532,568	2,582,955
Targa Resources Corp.	681,425	27,822,583
Valero Energy Corp.	1,207,844	113,114,591
Williams Companies Inc. (The)	3,582,407	84,974,694
WPX Energy Inc.(b)	1,197,013	16,446,959

		3,143,754,059

Paper & Forest Products — 0.0%
Domtar Corp.	163,997	6,271,245

Security	Shares	Value

Personal Products — 0.1%
Coty Inc., Class A	847,084	$9,529,695
Herbalife Nutrition Ltd.(a)(b)	245,771	11,715,903
Nu Skin Enterprises Inc., Class A	161,214	6,606,550

		27,852,148

Pharmaceuticals — 5.1%
Allergan PLC	967,022	184,865,596
Bristol-Myers Squibb Co.	2,848,131	182,821,529
Catalent Inc.(b)	433,427	24,401,940
Elanco Animal Health Inc.(a)(b)	1,100,271	32,402,981
Horizon Therapeutics PLC(a)(b)	489,764	17,729,457
Jazz Pharmaceuticals PLC(b)	15,479	2,310,705
Johnson & Johnson	6,655,914	970,898,175
Merck & Co. Inc.	389,217	35,399,286
Mylan NV(b)	1,531,499	30,783,130
Nektar Therapeutics(a)(b)	417,770	9,017,565
Perrigo Co. PLC	377,914	19,523,037
Pfizer Inc.	16,417,416	643,234,359

		2,153,387,760

Professional Services — 0.2%
Equifax Inc.	54,145	7,586,797
IHS Markit Ltd.(b)	436,993	32,927,423
ManpowerGroup Inc.	170,578	16,563,124
Nielsen Holdings PLC	931,734	18,914,200

		75,991,544

Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(b)	627,507	38,459,904
Howard Hughes Corp. (The)(a)(b)	81,131	10,287,411
Jones Lang LaSalle Inc.(a)	136,392	23,744,483

		72,491,798

Road & Rail — 1.1%
AMERCO	25,985	9,765,683
CSX Corp.	1,406,271	101,757,769
JB Hunt Transport Services Inc.	176,928	20,661,652
Kansas City Southern	290,275	44,458,519
Knight-Swift Transportation Holdings Inc.(a)	354,922	12,720,404
Landstar System Inc.	7,147	813,829
Lyft Inc., Class A(a)(b)	497,253	21,391,824
Norfolk Southern Corp.	666,203	129,329,988
Old Dominion Freight Line Inc.	111,079	21,080,573
Ryder System Inc.	152,577	8,286,457
Schneider National Inc., Class B	144,012	3,142,342
Uber Technologies Inc.(a)(b)	2,490,255	74,060,184

		447,469,224

Semiconductors & Semiconductor Equipment — 3.5%
Analog Devices Inc.	938,265	111,503,413
Applied Materials Inc.	1,260,070	76,914,673
Cree Inc.(a)(b)	293,115	13,527,257
Cypress Semiconductor Corp.	1,091,992	25,476,173
First Solar Inc.(a)(b)	242,076	13,546,573
Intel Corp.	12,846,930	768,888,761
Lam Research Corp.	52,868	15,458,603
Marvell Technology Group Ltd.(a)	1,949,633	51,782,253
Maxim Integrated Products Inc.	504,115	31,008,114
Microchip Technology Inc.	494,956	51,831,792
Micron Technology Inc.(b)	3,260,659	175,358,241
MKS Instruments Inc.	162,426	17,868,484
ON Semiconductor Corp.(a)(b)	1,214,430	29,607,803
Qorvo Inc.(b)	341,475	39,689,639

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions Inc.	475,067	$57,426,099

		1,479,887,878

Software — 0.3%
2U Inc.(a)(b)	85,789	2,058,078
Autodesk Inc.(b)	149,880	27,496,985
CERENCE Inc.(a)(b)	124,087	2,808,089
Ceridian HCM Holding Inc.(a)(b)	54,612	3,707,063
Citrix Systems Inc.	36,986	4,101,747
Dynatrace Inc.(b)	17,596	445,179
LogMeIn Inc.	139,541	11,964,245
Medallia Inc.(a)(b)	13,425	417,652
NortonLifeLock Inc.	1,715,971	43,791,580
Nuance Communications Inc.(a)(b)	852,425	15,198,738
SolarWinds Corp.(a)(b)	71,678	1,329,627
SS&C Technologies Holdings Inc.(a)	55,826	3,427,716

		116,746,699

Specialty Retail — 1.2%
Advance Auto Parts Inc.(a)	147,689	23,653,870
AutoNation Inc.(a)(b)	158,122	7,689,473
Best Buy Co. Inc.	526,412	46,218,974
CarMax Inc.(a)(b)	252,567	22,142,549
Dick’s Sporting Goods Inc.	180,490	8,932,450
Foot Locker Inc.	307,281	11,980,886
Gap Inc. (The)	658,004	11,633,511
Home Depot Inc. (The)	1,398,839	305,478,461
L Brands Inc.	564,394	10,226,819
Penske Automotive Group Inc.	93,631	4,702,149
Tiffany & Co.	357,582	47,790,834
Urban Outfitters Inc.(a)(b)	212,175	5,892,100
Williams-Sonoma Inc.	192,987	14,172,965

		520,515,041

Technology Hardware, Storage & Peripherals — 0.5%
Dell Technologies Inc., Class C(b)	122,927	6,317,218
Hewlett Packard Enterprise Co.	3,844,331	60,971,090
HP Inc.	4,142,212	85,122,456
Western Digital Corp.	874,580	55,509,593
Xerox Holdings Corp.(b)	522,446	19,262,584

		227,182,941

Textiles, Apparel & Luxury Goods — 0.2%
Capri Holdings Ltd.(b)	245,139	9,352,053
Carter’s Inc.	68,011	7,436,323
Columbia Sportswear Co.	26,420	2,647,020
Hanesbrands Inc.	209,292	3,107,986
PVH Corp.(a)	214,658	22,571,289
Ralph Lauren Corp.	143,519	16,823,297
Skechers U.S.A. Inc., Class A(b)	246,999	10,667,887
Tapestry Inc.	808,721	21,811,205
Under Armour Inc., Class A(a)(b)	169,500	3,661,200
Under Armour Inc., Class C, NVS(a)(b)	173,385	3,325,524

		101,403,784

Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.	1,011,626	14,334,740
New York Community Bancorp. Inc.	1,363,125	16,384,762
TFS Financial Corp.	151,739	2,986,224

		33,705,726

Security	Shares	Value

Tobacco — 1.2%
Altria Group Inc.	2,827,176	$141,104,354
Philip Morris International Inc.	4,585,501	390,180,280

		531,284,634

Trading Companies & Distributors — 0.2%
Air Lease Corp.	291,249	13,840,153
Fastenal Co.	159,436	5,891,160
HD Supply Holdings Inc.(b)	484,632	19,491,899
MSC Industrial Direct Co. Inc., Class A	128,227	10,061,973
United Rentals Inc.(b)	64,317	10,726,146
Univar Solutions Inc.(a)(b)	493,074	11,952,114
Watsco Inc.	96,553	17,394,023
WESCO International Inc.(a)(b)	119,629	7,104,766

		96,462,234

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	215,782	9,244,101

Water Utilities — 0.2%
American Water Works Co. Inc.	533,799	65,577,207
Aqua America Inc.	642,559	30,161,720

		95,738,927

Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)(b)	1,663,589	8,667,299
Telephone & Data Systems Inc.	294,268	7,483,235
T-Mobile U.S. Inc.(b)	445,289	34,919,564
U.S. Cellular Corp.(a)(b)	34,623	1,254,391

		52,324,489

Total Common Stocks — 99.6% (Cost: $36,763,739,867)		42,491,210,644

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(c)(d)(e)	477,368,461	477,559,408
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	63,396,196	63,396,196

		540,955,604

Total Short-Term Investments — 1.3% (Cost: $540,895,389)		540,955,604

Total Investments in Securities — 100.9% (Cost: $37,304,635,256)		43,032,166,248

Other Assets, Less Liabilities — (0.9)%		(394,842,662)

Net Assets — 100.0%		$42,637,323,586

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 1000 Value ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	176,789,024	300,579,437	(a)	—	477,368,461	$477,559,408	$2,699,416	(b)	$(31,176)	$2,416
BlackRock Cash Funds: Treasury, SL Agency Shares	46,096,335	17,299,861	(a)	—	63,396,196	63,396,196	1,139,920		—	—
BlackRock Inc.	350,977	81,341		(82,875)	349,443	175,664,996	3,417,233		2,651,585	24,217,868

						$716,620,600	$7,256,569		$2,620,409	$24,220,284

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	582	03/20/20	$94,025	$1,807,562
S&P MidCap 400 E-Mini	204	03/20/20	42,122	325,772

				$2,133,334

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$42,491,210,644	$—	$—	$42,491,210,644
Money Market Funds	540,955,604	—	—	540,955,604

	$43,032,166,248	$—	$—	$43,032,166,248

Derivative financial instruments(a)
Assets
Futures Contracts	$2,133,334	$—	$—	$2,133,334

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares